Summary of Significant Accounting Policies (Details) - Schedule of Estimated Residual Values	6 Months Ended
Jun. 30, 2023
Land and building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	Shorter of 50 years or lease term
Office improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	3 years
Furniture, fixtures and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	5 years
Computer equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	3 years
Motor vehicle [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Expected useful life	3 years